Summary of Significant Accounting Policies (Details 2) (USD $)	Dec. 28, 2014	Dec. 29, 2013
Accounts Receivable, Net
Accounts receivable	$ 23,666,000	$ 19,453,000
Inventories
Reserves for inventory losses and slow-moving inventory	6,200,000	5,800,000
Prepaid Expenses and Other Current Assets
Income taxes receivable included in prepaid expenses and other current assets	10,700,000	5,000,000
Trade
Accounts Receivable, Net
Accounts receivable	3,476,000	3,608,000
Vendor
Accounts Receivable, Net
Accounts receivable	11,651,000	7,941,000
SFDN
Accounts Receivable, Net
Accounts receivable	1,582,000	1,907,000
Other
Accounts Receivable, Net
Accounts receivable	$ 6,957,000	$ 5,997,000